Basic and Diluted Net Income (Loss) Per Share - Narrative (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted-average sponsor vesting shares subject to return (in shares)	2,342,466	0
Shares of common stock (in shares)	1,481,531
Performance shares outstanding (in shares)	2,137,500
Earnout shares of common stock outstanding (in shares)	25,000,000
Sponsor vesting shares of common stock outstanding (in shares)	4,500,000